Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of subsidiaries of the group are all owned by the Company through equity investment
Entity	Controlled by	Date of incorporation	Place of incorporation	Percentage of direct ownership	Principal activities
Jayud Global Logistics (HongKong) Limited (“JYD HK”)	Jayud	June 24, 2022	Hong Kong	100%	Wholly foreign owned enterprise
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”)	JYD HK	July 23, 2015	PRC	100%	Freight forwarding
Shenzhen Jia Yu Da International Logistics Co., Ltd. (“JYD SZGJHY”)	JYD WLKJ	June 19, 2011	PRC	100%	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”)	JYD WLKJ	September 18, 2009	PRC	100%	International trading
Xuchang Jayud Supply Chain Management Co., Ltd (“JYD XC”)	JYD WLKJ	May 6, 2021	PRC	100%	Freight forwarding
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”)	JYD WLKJ	September 14, 2015	PRC	100%	Customs brokerage
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”)	JYD WLKJ	October 26, 2011	PRC	100%	Agent service
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”)	JYD WLKJ	April 23, 2014	PRC	100%	Freight forwarding
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”)	JYD WLKJ	April 1, 2014	PRC	100%	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. (“JYD NJWL”)	JYD WLKJ	February 12, 2018	PRC	100%	Freight forwarding
Shaanxi Jia Yuda Supply Chain Management Co., Ltd. (“JYD SXGYL”)	JYD WLKJ	March 27, 2018	PRC	100%	Freight forwarding
Cargo Link Company Limited (“JYD SHWL”)	JYD WLKJ	November 10, 2021	PRC	51%	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”)	JYD HQ	March 2, 2016	Hong Kong	67%	Agent service
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”)	JYD HK	December 31, 2017	Hong Kong	100%	Agent service
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”)	JYD WLKJ	July 25, 2022	PRC	52%	Warehousing